Share-based compensation - Restricted stock units - Cost related to non-vested awards (Details) - Restricted stock units $ in Thousands	Mar. 31, 2023 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2023	$ 1,927
2024	2,155
2025	1,353
2026	150
Total	$ 5,585